Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 98.9%

Financials - 39.1%
ACRES Commercial Realty Corp., Series C, 10.23%	17,106	$425,426
AG Mortgage Investment Trust, Inc., Series B, 8.00%	24,686	535,992
AG Mortgage Investment Trust, Inc., Series C, 11.09%	9,840	248,854
AGNC Investment Corp., Series D, 8.90%	33,462	838,223
AGNC Investment Corp., Series E, 10.12%	56,826	1,435,425
AGNC Investment Corp., Series F, 6.13%	82,455	2,039,112
AGNC Investment Corp., Series G, 7.75%	9,784	237,653
Annaly Capital Management, Inc., Series F, 9.56%	57,829	1,480,422
Annaly Capital Management, Inc., Series G, 8.74%	61,692	1,558,957
Annaly Capital Management, Inc., Series I, 9.54%	62,013	1,585,052
Arbor Realty Trust, Inc., Series D, 6.38%	37,064	676,047
Arbor Realty Trust, Inc., Series E, 6.25%	19,783	356,490
Arbor Realty Trust, Inc., Series F, 6.25%	44,561	996,384
ARMOUR Residential REIT, Inc., Series C, 7.00%	24,162	513,201
Chimera Investment Corp., Series A, 8.00%	24,349	546,879
Chimera Investment Corp., Series B, 10.38%	21,436	541,045
Chimera Investment Corp., Series C, 7.75%	36,686	849,648
Chimera Investment Corp., Series D, 9.92%	28,798	716,206
DigitalBridge Group, Inc., Series H, 7.13%	72,052	1,737,894
DigitalBridge Group, Inc., Series I, 7.15%	114,950	2,776,043
DigitalBridge Group, Inc., Series J, 7.13%	102,460	2,462,114
Dynex Capital, Inc., Series C, 6.90%	15,338	384,370
Ellington Financial, Inc., 10.05%	8,380	211,595
Ellington Financial, Inc., Series C, 8.63%	528	13,253
Franklin BSP Realty Trust, Inc., Series E, 7.50%	36,799	770,203
Granite Point Mortgage Trust, Inc., Series A, 7.00%	28,140	484,008
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	10,974	215,749
Invesco Mortgage Capital, Inc., Series C, 7.50%	27,832	677,431
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	47,520	914,760
MFA Financial, Inc., Series B, 7.50%	30,261	668,465
MFA Financial, Inc., Series C, 6.50%	39,657	975,959
New York Mortgage Trust, Inc., Series D, 8.00%	22,502	504,495
New York Mortgage Trust, Inc., Series E, 11.28%	27,145	682,697
New York Mortgage Trust, Inc., Series F, 6.88%	20,188	445,751
PennyMac Mortgage Investment Trust, Series A, 8.13%	16,381	390,523
PennyMac Mortgage Investment Trust, Series B, 8.00%	27,793	673,980
PennyMac Mortgage Investment Trust, Series C, 6.75%	36,389	722,322
Ready Capital Corp., 5.75%	2,727	66,348
Ready Capital Corp., Series E, 6.50%	16,381	294,530
Rithm Capital Corp., Series A, 11.43%	22,107	556,875
Rithm Capital Corp., Series B, 11.26%	41,555	1,041,784
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Rithm Capital Corp., Series C, 6.38%	58,536	$1,445,254
Rithm Capital Corp., Series D, 7.00%	66,963	1,589,032
TPG RE Finance Trust, Inc., Series C, 6.25%	29,392	539,343
Two Harbors Investment Corp., Series A, 8.13%	17,921	435,480
Two Harbors Investment Corp., Series B, 7.63%	40,250	949,900
Two Harbors Investment Corp., Series C, 7.25%	45,527	1,125,427
Total Financials		39,336,601
Real Estate - 59.8%
Agree Realty Corp., Series A, 4.25%	59,732	1,073,384
American Homes 4 Rent, Series G, 5.88%	17,461	403,873
American Homes 4 Rent, Series H, 6.25%	39,138	944,009
Armada Hoffler Properties, Inc., Series A, 6.75%	40,096	891,334
Chatham Lodging Trust, Series A, 6.63%	15,338	320,564
City Office REIT, Inc., Series A, 6.63%	17,499	324,781
CTO Realty Growth, Inc., Series A, 6.38%	14,714	333,272
DiamondRock Hospitality Co., 8.25%	37,617	949,453
Digital Realty Trust, Inc., Series J, 5.25%	70,046	1,506,690
Digital Realty Trust, Inc., Series K, 5.85%	70,654	1,663,902
Digital Realty Trust, Inc., Series L, 5.20%	113,725	2,372,304
Diversified Healthcare Trust, 5.63%	143,661	2,104,634
Diversified Healthcare Trust, 6.25%	109,071	1,777,857
EPR Properties, Series G, 5.75%	52,548	1,042,552
Federal Realty Investment Trust, Series C, 5.00%	52,412	1,127,382
Gladstone Commercial Corp., Series E, 6.63%	23,134	518,664
Gladstone Commercial Corp., Series G, 6.00%	14,452	299,735
Gladstone Land Corp., Series B, 6.00%	42,984	861,829
Gladstone Land Corp., Series C, 6.00%	66,543	1,384,094
Global Medical REIT, Inc., Series A, 7.50%	9,063	227,386
Global Net Lease, Inc., Series A, 7.25%	67,356	1,500,692
Global Net Lease, Inc., Series B, 6.88%	40,444	855,795
Global Net Lease, Inc., Series D, 7.50%	79,467	1,801,517
Global Net Lease, Inc., Series E, 7.38%	53,685	1,226,702
Hudson Pacific Properties, Inc., Series C, 4.75%	162,745	2,270,293
Kimco Realty Corp., Series L, 5.13%	75,878	1,587,368
Kimco Realty Corp., Series M, 5.25%	89,312	1,918,422
National Storage Affiliates Trust, Series A, 6.00%	72,677	1,645,407
Office Properties Income Trust, 6.38%	71,594	888,482
Pebblebrook Hotel Trust, Series E, 6.38%	7,136	142,363
Pebblebrook Hotel Trust, Series F, 6.30%	52,512	1,047,089
Pebblebrook Hotel Trust, Series G, 6.38%	78,051	1,562,581
Pebblebrook Hotel Trust, Series H, 5.70%	79,273	1,419,779
Public Storage, Series F, 5.15%	25,212	549,117
Public Storage, Series G, 5.05%	35,603	769,025
Public Storage, Series H, 5.60%	26,690	635,222
Public Storage, Series I, 4.88%	37,588	778,448
Public Storage, Series J, 4.70%	29,560	582,036
Public Storage, Series K, 4.75%	25,519	509,614
Public Storage, Series L, 4.63%	58,802	1,143,111
Public Storage, Series M, 4.13%	5,171	90,286
Public Storage, Series N, 3.88%	31,145	505,172

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series O, 3.90%	21,246	$350,771
Public Storage, Series P, 4.00%	68,488	1,152,653
Public Storage, Series Q, 3.95%	18,833	314,134
Public Storage, Series R, 4.00%	47,195	795,236
Public Storage, Series S, 4.10%	10,995	189,554
Regency Centers Corp., Series B, 5.88%	2,189	48,705
Saul Centers, Inc., Series E, 6.00%	26,427	564,216
SL Green Realty Corp., Series I, 6.50%	79,044	1,861,486
Summit Hotel Properties, Inc., Series E, 6.25%	50,374	1,049,290
Summit Hotel Properties, Inc., Series F, 5.88%	15,000	289,500
Sunstone Hotel Investors, Inc., Series H, 6.13%	17,312	366,149
Sunstone Hotel Investors, Inc., Series I, 5.70%	15,870	325,970
UMH Properties, Inc., Series D, 6.38%	89,605	2,034,034
Vornado Realty Trust, Series L, 5.40%	104,247	1,853,512
Vornado Realty Trust, Series M, 5.25%	111,152	1,948,495
Vornado Realty Trust, Series N, 5.25%	104,500	1,835,020
Vornado Realty Trust, Series O, 4.45%	103,444	1,539,247
Total Real Estate		60,074,192

Total Preferred Stocks
(Cost $103,931,684)		99,410,793
MONEY MARKET FUNDS - 1.0%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(1)	488,540	488,540
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.30%(1)	488,541	488,541
(Cost $977,081)		977,081

TOTAL INVESTMENTS - 99.9%
(Cost $104,908,765)		100,387,874
Other Assets in Excess of Liabilities - 0.1%		118,739
Net Assets - 100.0%		$100,506,613

(1)	The rate shown reflects the seven-day yield as of January 31, 2025.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$99,410,793	$—	$—	$99,410,793
Money Market Funds	977,081	—	—	977,081
Total	$100,387,874	$—	$—	$100,387,874